Leases - Schedule of Total Future Minimum Lease Payments (Details) $ in Thousands	Dec. 31, 2025 MXN ($)
Schedule of Total Future Minimum Lease Payments [Line Items]
Total future minimum lease payments	$ 440,169
2026 [Member]
Schedule of Total Future Minimum Lease Payments [Line Items]
Total future minimum lease payments	158,399
2027 [Member]
Schedule of Total Future Minimum Lease Payments [Line Items]
Total future minimum lease payments	100,089
2028 [Member]
Schedule of Total Future Minimum Lease Payments [Line Items]
Total future minimum lease payments	51,287
2029 [Member]
Schedule of Total Future Minimum Lease Payments [Line Items]
Total future minimum lease payments	40,159
2030-2034 [Member]
Schedule of Total Future Minimum Lease Payments [Line Items]
Total future minimum lease payments	$ 90,235